ADVANCED SERIES TRUST
AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated April 29, 2013 to the Summary Prospectus dated April 29, 2013

In the section of the Summary Prospectus entitled “Management of the Portfolio,” the portfolio manager table is hereby deleted and the new portfolio manager table appearing below is substituted:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
Prudential Investments LLC	Goldman Sachs Asset Management, L.P.	Steven M. Barry	Managing Director	May 2002
AST Investment Services, Inc.		Jeffrey Rabinowitz, CFA	Managing Director	November 2011

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